MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  JUNE 30, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, Northeast
Washington, DC  20549

     RE: MTB GROUP OF FUNDS (the "Trust")
              Retail/Institutional Funds
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

      Pursuant to Rule 497(e) of the Securities Act of 1933, the definitive Supplement to the Combined Retail Fluctuating Fund Prospectus, the Combined Retail Money Market Fund Prospectus, the Combined Institutional Prospectus and the Combined Institutional Statement of Additional Information of the above-referenced Trust, each dated August 31, 2005, the MTB Virginia Municipal Bond Fund Prospectus dated February 27, 2006 and the Combined Retail Statement of Additional Information of the Trust dated August 31, 2005 (revised February 27, 2006), as amended on July 3, 2006, is hereby electronically transmitted.

      If you have any questions on the enclosed material, please contact me at
(412) 288-8094.

                                                Very truly yours,



                                                /s/ Mark R. Thompson
                                                Mark R. Thompson
                                                Senior Paralegal

Enclosures